U.S. SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C.  20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


1.   Name and address of issuer:

          IAI Investment Funds I, Inc.
          3700 First Bank Place
          601 Second Avenue South
          Minneapolis, MN  55402

2,   Name of each series or class of funds for which this
notice is filed:

          IAI Bond Fund and IAI Institutional Bond Fund

3.   Investment Company Act File Number:

          Securities Act File Number:  2-59115

4.   Last day of fiscal year for which this notice is filed:

          November 30, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's
   24f-2 declaration:  N/A

6. Date of termination of issuer's declaration under rule
   24f-2(a)(1), if applicable (see instruction A.6):  N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities
   Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

             None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

             None

9. Number and aggregate sale price of securities sold during the fiscal year:

             8,564,110 shares - $77,913,548

10.Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             8,564,110 shares - $77,913,548

11.Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

             N/A

12.Calculation of registration fee:

(i)     Aggregate sale price of          $77,913,548
securities sold during the fiscal
year in reliance on rule 24f-2 (from
Item 10):
(ii)    Aggregate price of shares issued $0
in connection with dividend
reinvestment plans (from Item 11, if
applicable):
(iii)   Aggregate price of shares        $73,507,697
redeemed or repurchased during the
fiscal year (if applicable):
(iv)    Aggregate price of shares        $0
redeemed or repurchased and
previously applied as a reduction to
filing fees pursuant to rule 24e-2
(if applicable):
(v)     Net aggregate price of           $4,405,851
securities sold and issued during
the fiscal year in reliance on rule
24f-2 [line (i), plus line (ii),
less line (iii), plus line (iv)] (if
applicable):
(vi)   Multiplier prescribed by Section  1/33
6(b) of the Securities Act of 1933
or other applicable law or
regulation (see Instruction C.6):
(vii)  Fee due [line (i) or line (v)     $1,335
multiplied by line (vi)]:

     Instruction:  Issuers should complete lines (ii),
        (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section
     3a of the Commission's Rules of Informal and Other
     Procedures (17 CFR 202.3a).

          Yes

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          January 24, 1997


                         SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



     By_/s/_________________________
          William C. Joas, Secretary


     Date:  January 24, 1997